Long-Term Debt (Tables)	6 Months Ended
Sep. 30, 2014
Long-term Debt
Schedule of loans outstanding

Secured bank debt
Royal Bank of Scotland plc. (RBS)
Tranche A	42,500,000
Tranche B	31,962,500
Tranche C	49,450,000
Total	123,912,500
Presented as follows:
Current portion of long-term debt	9,612,000
Long-term debt—net of current portion	114,300,500
Total	123,912,500